PPP LOAN (Details Narrative) - USD ($)			6 Months Ended
	Jun. 02, 2020	Apr. 22, 2020	Jun. 30, 2020
Proceeds from PPP loan			$ 740,000
Original PPP Loan
Proceeds from PPP loan		$ 370,000
New PPP Loan
Proceeds from PPP loan	$ 370,000
Debt term	2 years
Interest rate	1.00%
Interest payable			$ 300